Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option, Stock Awards And PSU Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation Plans [Abstract]
Total compensation expense of stock-based compensation plans charged against income	$ 16,256	$ 13,773	$ 14,737
Total income tax benefit recognized in income for stock based compensation expense charged against income	5,690	5,062	5,416
Total intrinsic value of stock options exercised	50,192	17,635	45,600
Total intrinsic value of stock awards vested during the period	$ 6,983	$ 7,429	$ 12,065
Per-share weighted averaged grant-date fair value of stock awards granted	$ 203.52	$ 126.53	$ 121.75